Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Borrowings [abstract]
Borrowings [Text Block]

11. Borrowings

In April 2020, KWESST was approved and received a $40,000 term loan with TD Bank under the Canada Emergency Business Account (''CEBA Term Loan'') program funded by the Government of Canada. The CEBA Term Loan is non-interest and can be repaid at any time without penalty. KWESST has recorded a fair value of $30,904 at inception, discounted using its incremental borrowing rate of 10%. The difference of $9,096 between the fair value and the total amount of CEBA Term Loan received has been recorded as a gain on government grant for the nine months period ended September 30, 2020. See Note 26(a).

12. Borrowings

	CEBA Term	February 2021	March 2022	August 2022	Total
	Loans	Loan	Loans	Loans	Borrowings
Balance, September 30, 2020	$32,273	$-	$-	$-	$32,273
Additional borrowings	20,000	306,000	-	-	326,000
Gain on government grant	(3,514)	-	-	-	(3,514)
Accrued interest	4,492	4,527	-	-	9,019
Repayment	-	(310,527)	-	-	(310,527)
Balance, September 30, 2021	$53,251	$-	$-	$-	$53,251
Assumed from acquisition (Note 4)	26,238	-	-	-	26,238
Issuance at fair value	-	-	1,634,283	475,591	2,109,874
Deferred financing fees	-	-	(74,055)	(76,354)	(150,409)
Net borrowings	79,489	-	1,560,228	399,237	2,038,954
Adjustment	(5,496)	-	-	-	(5,496)
Accrued interest and accretion expense	4,803	-	304,922	11,588	321,313
Foreign exchange loss	-	-	-	24,523	24,523
Interest paid	-	-	(100,520)	-	(100,520)
Balance, September 30, 2022	$78,796	$-	$1,764,630	$435,348	$2,278,774
Current	$-	$-	$1,764,630	$435,348	$2,199,978
Non-current	78,796	-	-		$78,796
Total	$78,796	$-	$1,764,630	$435,348	$2,278,774

August 2022 Loans

On August 25, 2022, we closed two unsecured loans in the amount of USD$200,000 per loan with a third-party lender ("Lender") for an aggregate amount of USD$400,000 (the "August 2022 Loans").

The August 2022 Loans bear interest at a rate of 6.0% per annum, compounded monthly and not in advance, and have a maturity of twelve months, with KWESST having the option to repay the whole or any part of the August 2022 Loans, without penalty or premium, at any time prior to the close of business on the maturity date. On repayment of the August 2022 Loans, we will pay 110% of the principal amount plus accrued interest on the August 2022 Loans. As part of the terms of one of the August 2022 Loans, we issued an aggregate of 4,239 common shares to the Lender (the "Bonus Shares"), being an amount equal to twenty percent (20%) of USD$200,000, converted to CAD$ at an exchange rate of $1.2983, divided by the market price of our common shares on the TSX-V at market close on August 24, 2022, being $12.25. The Bonus Shares were issued in accordance with applicable prospectus exemptions under Canadian securities laws.

As a result of issuing common shares and debt for the first loan of USD$200,000 (or $260,698), we allocated the gross proceeds to these two financial instruments based on their relative fair value.  To measure the fair value of the loan, we used the income approach and estimated a market discount rate of 24% to discount the future cash flows of the loan resulting in an estimated fair value of $214,893. Accordingly, we allocated $214,893 of the $260,698 to the first loan and $45,804 to share capital for the bonus common shares issued (see Note 15(a)).

Concurrently with the closing of the August 2022 Loans, our Executive Chairman and President and Chief Executive Officer (the "KWESST Principals") entered into call option agreements with the Lender whereby the Lender will have the option, pursuant to the terms and conditions of the call option agreements, to purchase 10,591 common shares held by the KWESST Principals at a price of $12.25 for a period of five years.  Additional free-trading common shares may be offered by the KWESST Principals to the Lender should we elect to proceed with a share-for-debt transaction in connection with one of the Loans. KWESST is not a party to the call option agreements.

In connection with the August 2022 Loans, we paid a cash finder's fee to a third-party intermediary in an amount of USD$32,000.

March 2022 Loans

On March 11, 2022, we closed a unsecured loan financing with various lenders in an aggregate amount of $1,800,000 and an additional $200,000 on March 15, 2022, for a total of $2,000,000 (the "March 2022 Loans"). Certain directors and officers participated in this financing for an aggregate amount of $74,000. The March 2022 Loans bear interest at a rate of 9.0% per annum, compounded monthly and not in advance, and have a maturity of thirteen months, with KWESST having the option to repay the whole or any part of the March 2022 Loans, without penalty or premium, at any time prior to the close of business on the maturity date. The principal amount is due only at maturity.  As part of the terms of the March 2022 Loans, we issued an aggregate of 14,286 bonus common shares to the lenders.

As a result of issuing common shares and debt for a total combined cash consideration of $2,000,000, we allocated the gross proceeds to these two financial instruments based on their relative fair value.  To measure the fair value of the March 2022 Loans, we used the income approach and estimated a market discount rate of 22% to discount the future cash flows of the March 2022 Loans resulting in an estimated fair value of $1,634,112.  Accordingly, we allocated $1,634,112 of the $2,000,000 to March 2022 Loans and $365,888 to share capital for the bonus common shares issued (see Note 12(a)).

The total offering costs were $90,636, $74,055 of which was allocated to deferred financing fees and $16,581 allocated to share offering costs. The deferred financing fees are recognized as a reduction of the gross borrowings to be accreted over the life of the March 2022 Loans as a financing cost and the share offering costs were recognized as a reduction to common shares.

As the March 2022 Loans mature in April 2023, we presented these as current borrowings in the consolidated financial position.

February 2021 Loan

On February 24, 2021, we entered into an unsecured loan agreement with a private fund managed by a KWESST shareholder to borrow $306,000 for general corporate purposes. The interest rate on this loan was 0.5% per month. On May 27, 2021, we repaid the loan, including accrued interest, for a total of $310,527.

CEBA Term Loans

In December 2020, the Canadian Federal Government amended the CEBA Term Loan program to increase the loan amount by $20,000 to $60,000. We borrowed $40,000 during the nine-month period ended September 30, 2020, and an additional $20,000 during the fiscal year ended September 30, 2021.  As a result of the Police Ordnance Acquisition (see Note 4(a)), we assumed an additional CEBA Term Loan of $40,000 during fiscal year ended September 30, 2022.

The CEBA Term Loans are initially recorded at fair value, discounted based on our estimated incremental borrowing rate.  This resulted in recording a gain on government grant of $3,514 for the year ended September 30, 2021 (2020 - $9,096).

Effective January 1, 2021, the CEBA Term Loans were automatically converted to a 2-year interest free term loan.  This was further amended on January 12, 2022, where the government of Canada announced the repayment deadline for the CEBA Term Loans to qualify for partial loan forgiveness is being extended from December 31, 2022, to December 31, 2023, for all eligible borrowers in good standing.  Repayment on or before the new deadline of December 31, 2023, will result in loan forgiveness of up to a third of the loans.  Due to our financial condition at September 30, 2022 and 2021, we have not recorded the potential forgivable amount in the event we repay the CEBA Term Loans prior to December 31, 2023.

RBC Credit Facility

We maintain corporate credit cards for our key employees and a foreign exchange line of credit with Royal Bank of Canada ("RBC"). To provide security, we entered into a cash collateral agreement for $30,000 and a general security agreement providing a first lien on all assets. The $30,000 was invested in a short-term guaranteed investment certificate.

See Note 27(c), Subsequent Events - Loan Repayments.